Accounts Receivable And Contract Assets - Summary of Movement in Allowance For Doubtful Accounts (Detail) - Trade receivables [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning balance	$ 7,652	$ 10,334
Impairment provision additions on receivables	1,858	628
Amounts settled and derecognized during the year	2,582	3,499
Currency translation effects	447	189
Ending balance	$ 12,539	$ 7,652